OTHER FINANCIAL ITEMS - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
OTHER FINANCIAL ITEMS, NET [Abstract]
Amortization of deferred financing costs	$ (775)	$ (1,229)	$ (7,217)	$ (4,734)
Unrealized mark-to-market gains (losses) for interest rate swaps	10,858	(13,301)	(13,518)	(13,229)
Interest expense on un-designated interest rate swaps	(2,993)	(3,842)	(8,323)	(10,127)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	159	344	829	254
Foreign exchange losses on operations	(115)	(606)	(1,091)	(1,286)
Mark-to-market adjustment for currency swap derivatives and other	(268)	(411)	(1,197)	(1,759)
Total	$ 6,866	$ (19,045)	$ (30,517)	$ (30,881)